Liability for Unpaid Claims and Claim Adjustment Expenses - Unpaid Claims and Claims Adjustment Expenses (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance, beginning of period			$ 152.8
Future policy benefits			54.5
Paid related to insured events of:
Net balance, end of period			301.5
Balance, end of period		$ 152.8	196.6
Medical Stop-Loss
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance, beginning of period		113.1	114.6
Future policy benefits	$ 3.4	7.7	12.4
Net balance, beginning of period		109.7	106.9
Incurred related to insured events of:
The current year		351.9	464.8
Prior years		(5.2)	3.3
Total incurred		346.7	468.1
Paid related to insured events of:
The current year		276.7	331.1
Prior years		72.8	103.2
Total paid		349.5	434.3
Net balance, end of period	109.7	106.9	140.7
Balance, end of period	113.1	114.6	153.1
Group Life and DI and Other
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance, beginning of period		149.4	182.9
Future policy benefits	80.5	55.1	46.7
Net balance, beginning of period		68.9	127.8
Incurred related to insured events of:
The current year		221.9	261.3
Prior years		10.5	2.7
Total incurred		232.4	264.0
Paid related to insured events of:
The current year		137.9	172.3
Prior years		35.6	52.4
Total paid		173.5	224.7
Net balance, end of period	68.9	127.8	167.1
Balance, end of period	149.4	182.9	$ 213.8
Predecessor Company | Medical Stop-Loss
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance, beginning of period	122.9	113.1		$ 113.3
Future policy benefits	3.4			3.6	$ 2.8
Net balance, beginning of period	119.3	109.7		110.5
Incurred related to insured events of:
The current year	28.1			371.4
Prior years	(0.5)			(7.6)
Total incurred	27.6			363.8
Paid related to insured events of:
The current year	1.9			256.9
Prior years	35.3			98.1
Total paid	37.2			355.0
Net balance, end of period	109.7			119.3
Balance, end of period	113.1			122.9
Predecessor Company | Group Life and DI and Other
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance, beginning of period	144.3	149.4		126.3
Future policy benefits	80.5			81.3	$ 81.1
Net balance, beginning of period	63.0	$ 68.9		45.2
Incurred related to insured events of:
The current year	14.4			163.6
Prior years	3.0			7.8
Total incurred	17.4			171.4
Paid related to insured events of:
The current year	1.7			118.6
Prior years	9.8			35.0
Total paid	11.5			153.6
Net balance, end of period	68.9			63.0
Balance, end of period	$ 149.4			$ 144.3
Minimum
Paid related to insured events of:
Reinsurance rates of long-term DI business			45.00%
Maximum
Paid related to insured events of:
Reinsurance rates of long-term DI business			90.00%